Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 033 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Amounts per Financial Statements	$ 44,824
Difference	(422)
Amounts per Form 5500	44,402
Amounts per Financial Statements	98
Difference	98
Amounts per Form 5500	0
Amounts per Financial Statements	559
Difference	(520)
Amounts per Form 5500	$ 39	$ 44